SHARE-BASED PAYMENTS - ESOP Activity (Details) - Employee Stock Option Plan	12 Months Ended
	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning of year (in shares) | shares	5,541,625	4,834,725
Granted (in shares) | shares	2,044,900	2,073,600
Exercised (in shares) | shares	(1,246,575)	(1,029,725)
Forfeited (in shares) | shares	(184,425)	(336,975)
Options outstanding, end of year (in shares) | shares	6,155,525	5,541,625
Exercisable (in shares) | shares	1,744,125	1,483,450
Options outstanding, beginning of year | $	$ 14.51	$ 13.30
Granted | $	22.15	16.19
Exercised | $	12.58	12.25
Forfeited | $	18.52	14.50
Options outstanding, end of year | $	17.31	14.51
Exercisable | $	$ 14.12	$ 12.57